Mergers, Acquisitions and Disposals - Summary of Purchase Price to Fair Value of Net Assets Acquired and Reconciliation of Cash Flows (Parenthetical) (Detail) - MXN ($) $ in Millions	Dec. 31, 2017	May 04, 2017	Mar. 28, 2017	Dec. 31, 2016	Dec. 06, 2016	Jan. 02, 2016	Dec. 31, 2015	Sep. 30, 2015	Jan. 25, 2013
CCFPI [member]
Disclosure of detailed information about business combination [line items]
Non-controlling majority stake acquired	51.00%								51.00%
Total current assets	$ 9,645
Total non-current assets	18,909
Intangible assets recognised as of acquisition date	11,524
Vonpar [member]
Disclosure of detailed information about business combination [line items]
Non-controlling majority stake acquired		100.00%			100.00%
Cash acquired	1,287		$ 1,287
Total current assets	2,492
Total non-current assets	1,910
Goodwill						$ 1,667
Vonpar [member] | Effect of acquisition [member]
Disclosure of detailed information about business combination [line items]
Total current assets				$ (1,898)
Total non-current assets				(8,945)
Goodwill				(5,559)
Grupo Socofar [member]
Disclosure of detailed information about business combination [line items]
Non-controlling majority stake acquired								60.00%
Cash acquired				795
Total current assets				10,499
Total non-current assets				4,240
Grupo Socofar [member] | Effect of acquisition [member]
Disclosure of detailed information about business combination [line items]
Property, plant and equipment				197
Deferred tax liabilities				1,009
Other acquisitions [member]
Disclosure of detailed information about business combination [line items]
Cash acquired				211			$ 71
Total current assets				1,125			1,683
Total non-current assets				3,316			2,319
Other acquisitions [member] | Effect of acquisition [member]
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	32						130
Other liabilities as of acquisition date	593						1,202
Distribution rights [member] | CCFPI [member]
Disclosure of detailed information about business combination [line items]
Intangible assets recognised as of acquisition date	4,144
Distribution rights [member] | Vonpar [member]
Disclosure of detailed information about business combination [line items]
Intangible assets recognised as of acquisition date	14,793
Distribution rights [member] | Vonpar [member] | Effect of acquisition [member]
Disclosure of detailed information about business combination [line items]
Intangible assets recognised as of acquisition date				5,191
Trademark rights [member] | Grupo Socofar [member]
Disclosure of detailed information about business combination [line items]
Intangible assets recognised as of acquisition date				3,033
Trademark rights [member] | Grupo Socofar [member] | Effect of acquisition [member]
Disclosure of detailed information about business combination [line items]
Intangible assets recognised as of acquisition date				3,033
Trademark rights [member] | Other acquisitions [member] | Effect of acquisition [member]
Disclosure of detailed information about business combination [line items]
Intangible assets recognised as of acquisition date	836						$ 453
Other [member] | Grupo Socofar [member] | Effect of acquisition [member]
Disclosure of detailed information about business combination [line items]
Intangible assets recognised as of acquisition date				$ 163
Other [member] | Other acquisitions [member] | Effect of acquisition [member]
Disclosure of detailed information about business combination [line items]
Intangible assets recognised as of acquisition date	$ 983